Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Schedule of Property, plant and equipment
Property, plant and equipment consisted of the following:

	Year Ended December 31,
	2022	2021
Development mockup	$397,785	$—
Construction in progress (“CIP”)	44,375	—
Computer hardware	9,426	—

Total	$451,586	$—